Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 30, 2017
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Credit Long/Short Portfolio
- AB Global Bond Fund
- AB High Income Fund
- AB High Yield Portfolio
- AB Income Fund
- AB Intermediate Bond Portfolio
- AB Limited Duration High Income Portfolio
- AB Tax-Aware Fixed Income Portfolio
- AB Unconstrained Bond Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB BOND FUND, INC. | AB Credit Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Credit Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB BOND FUND, INC. | AB High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB High Yield Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB BOND FUND, INC. | AB Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Income Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB BOND FUND, INC. | AB Intermediate Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Intermediate Bond Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB BOND FUND, INC. | AB Limited Duration High Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Limited Duration High Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB BOND FUND, INC. | AB Tax-Aware Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Tax-Aware Fixed Income Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB GLOBAL BOND FUND, INC. | AB GLOBAL BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Global Bond Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB HIGH INCOME FUND INC | AB HIGH INCOME FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB High Income Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *

AB UNCONSTRAINED BOND FUND, INC. | AB UNCONSTRAINED BOND FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi1_SupplementTextBlock	AB BOND FUNDS ("Bond Funds")
- AB Unconstrained Bond Fund

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.
-------------------------------------------------------------------------------------------------------------------------------

Supplement dated April 10, 2017 to the following Prospectuses and Summary Prospectuses, as amended:

Prospectus ---------------	Date -------
Bond Funds	January 30, 2017

* * * * *

For each Fund, the third sentence of the introductory paragraph in the section "Summary Information--Fees and Expenses of the [Fund/Strategy/Portfolio]" is revised to also include reference to "Appendix [B/C]--Financial Intermediary Waivers".

For each Fund, the footnote reading "For Class C shares, the CDSC is 0% after the first year" in the section "Fees and Expenses of the [Fund/Strategy/Portfolio]--Annual [Fund/Strategy/Portfolio] Operating Expenses" is replaced by the following:

For Class C shares, the CDSC is 0% after the first year. Class C shares automatically convert to Class A shares after ten years.

* * * * *